RELATED PARTY TRANSACTIONS - Finance cost (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Transactions with related parties
Total	Rp 1,338	Rp 1,190	Rp 1,123
% of total finance costs	25.62%	25.37%	27.55%
Ministry of Finance
Transactions with related parties
Total	Rp 1	Rp 5	Rp 10
% of total finance costs	0.02%	0.11%	0.25%
Entities under common control
Transactions with related parties
Total	Rp 1,337	Rp 1,185	Rp 1,113
% of total finance costs	25.60%	25.26%	27.30%
State-owned banks
Transactions with related parties
Total	Rp 1,329	Rp 1,111	Rp 1,004
% of total finance costs	25.45%	23.68%	24.63%
Sarana Multi Infrastruktur
Transactions with related parties
Total	Rp 8	Rp 74	Rp 109
% of total finance costs	0.15%	1.58%	2.67%